BANK LOANS (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN

The bank loans consisted of the following at September 30, 2024:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Issuance Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2024-09-27	BLR-0.75%
			7,000,000	897,435

The bank loans consisted of the following at September 30, 2023:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Issuance Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2019-03-28	BLR-0.75%
Bank of Comm	Revolving loan	3,000,000	3,000,000	384,615	2020-04-09	BLR-0.75%
			10,000,000	1,282,050

SCHEDULE OF MATURITY BORROWINGS

The following are the maturity dates of the above borrowings as of September 30, 2024:

Years ending September 30,	Amount US$
2025	897,435
2026	-
2027	-
2028	-
2029 and thereafter	-
Total undiscounted borrowings	897,435
Less: imputed interest	-
Borrowings recognized in the Consolidated Balance Sheet	897,435
Less: the current portion	(897,435)
Non-current portion	-